ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Lobo EV Technologies Ltd. (“LOBO”) was incorporated as an exempted holding company under the laws of the British Virgin Islands on October 25, 2021. LOBO does not conduct any substantive operations on its own, but instead conducts its business operations through its wholly-owned subsidiary in the People’s Republic of China (the “PRC”) and the subsidiary of such entity. LOBO and its subsidiaries are hereinafter collectively referred to as “the Company”. LOBO is an innovative electric vehicles manufacturer and seller. It is a high-tech company specializing in manufacturing a wide range of eco-friendly electric vehicles and home-used robotic products through its wholly-owned subsidiaries. As described below, LOBO, through a series of transactions which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.

Reorganization

The Reorganization of the Company’s legal structure was completed on March 14, 2022. The Reorganization involved (i) the incorporation of LOBO in the British Virgin Islands as a holding company; (ii) the incorporation of LOBO Holdings Limited in Hong Kong (“LOBO HK”), as a wholly-owned subsidiary of LOBO; (iii) the share transfer of Jiangsu LOBO from Jiangsu LOBO’s shareholders to LOBO HK, resulting in Jiangsu LOBO becoming a wholly-owned subsidiary of LOBO HK in the PRC.

LOBO is a holding company and had not commenced operations until the Reorganization was complete.

During the periods presented in these consolidated financial statements, the control of the entities has never changed (always under the control of the PRC Shareholders). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

In March 2023, LOBO HK entered into a supplemental agreement with Jiangsu LOBO’s former shareholders, and agreed the consideration for the share transfer of Jiangsu LOBO to LOBO HK shall be $1,437,646 (RMB 10,000,000), the registered capital amount of Jiangsu LOBO since its incorporation in November 2021. The pro-rata amount to each shareholder of Jiangsu LOBO was documented in the initial share transfer agreement entered in March 2022, when LOBO HK and former Jiangsu LOBO shareholders’ decided the consideration to be zero at the time.

In March 2023, when LOBO HK and former Jiangsu LOBO Shareholders entered into the supplemental agreement, the nature of the share transfer transaction did not change, which is still an acquisition under common control. The supplemental agreement is part of the Reorganization process.

Jiangsu LOBO former shareholders include related parties who are also officers of LOBO under current structure, hence the acquisition was accounted for as common control acquisition in accordance with ASC 805-50-45-5. Under the guidance, the current capital structure has been retroactively presented in prior periods as if such structure existed at that time.

The reorganization has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, and therefore, the consideration amount of $1,437,646 is retrospectively adjusted as of the beginning of the first period presented in the accompanying consolidated financial statements (Retrospective Adjustment -1).

On March 1, 2023, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued Common stock of 50,000 to 50,000,000, and decreased the par value of Common stock from $1 to $0.001. Then the shareholders surrendered a pro-rata number of Common stock of 44,300,000 to the Company for no consideration and thereafter cancelled. The surrendered shares have been retrospectively adjusted as of the beginning of the first period presented in the accompanying consolidated financial statements.

On September 15, 2023, the Company issued 700,000 shares on a pro-rata basis to the existing shareholders as stock dividend. The fair value of the stock dividend is determined to be $2,212,000 at $3.16 per ordinary share. As of October 15, 2023, the Company has 50,000,000 Common stock authorized, with 6,400,000 Common stock issued and outstanding. The stock dividend, all share and per share data are retroactively adjusted as of the beginning of the first period presented in the accompanying consolidated financial statements.

The consolidated financial statements reflect the activities of LOBO and each of the following entities:

			Percentage
	Date of	Place of	of effective
Name	Incorporation	incorporation	ownership	Principal Activities
Wholly owned subsidiaries
LOBO EV Technologies Ltd (LOBO BVI)	October 2021	BVI	100%	Holding company
LOBO Holdings Ltd (LOBO HK)	November 2021	HK	100%	Investment holding company
LOBO MATRIX INVEST LTD (LOBO MATRIX)	September 2024	BVI	100%	Investment holding company
LOBO Scientific INC. (LOBO Scientific)	November 2024	U.S.	100%	Investment holding company
Jiangsu LOBO Electric Vehicle Co. Ltd (Jiangsu LOBO)	November 2021	PRC	100%	WFOE, a holding company
Beijing LOBO Intelligent Machine Co., Ltd (Beijing LOBO)*	August 2014	PRC	100%	Domestic sales and outsourcing special models of e-bicycle and UVT
Tianjin LOBO Intelligent Robot Co., Ltd (Tianjin LOBO)	October 2021	PRC	100%	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO Intelligent Technologies Co. Ltd (Guangzhou LOBO)*	May 2019	PRC	100%	Software development for automotive electronics
Wuxi Jinbang Electric Vehicle Manufacture Co., Ltd (Wuxi Jinbang)*	October 2002	PRC	85%	Production of electric bicycles and electric moped
Tianjin Bibosch Intelligent Technologies Co., Ltd (Tianjin Bibosch)	March 2022	PRC	100%	Foreign sales of e-bicycle and UVT
Wuxi Zella Technology Trading Co., Ltd. (Wuxi Zella)	August 2024	PRC	100%	Trade agency company
Dezhou LOBO Intelligent Manufacturing Co., Ltd. (Dezhou LOBO)	April 2025	PRC	100%	Manufacture and Sale of General Equipment

*	The Company has disposed the subsidiaries.

On November 28, 2024, the board directors’ meeting of the company resolved that Jiangsu LOBO Electric Vehicle Co., Ltd. (hereinafter referred to as “Jiangsu LOBO”), a wholly-owned subsidiary of the company, would sell Guangzhou LOBO Intelligent Technology Co., Ltd. (hereinafter referred to as “Guangzhou LOBO”), a wholly-owned subsidiary of Jiangsu LOBO, to Yang Chengliang at a transfer equity price of RMB 18,000. On December 2, 2024, Jiangsu LOBO and Yang Chengliang signed an equity transfer agreement. On December 11, 2024, the industrial and commercial information of Guangzhou LOBO was changed, and the day after that, the materials were handed over with the buyer, and the control right of Guangzhou LOBO had been completely transferred to the buyer, completing the disposal of Guangzhou LOBO.

On December 10, 2024, the board directors’ meeting of the company resolved that Beijing LOBO Intelligent Machine Co., Ltd. (hereinafter referred to as “Beijing LOBO”), a wholly-owned subsidiary of the company, would sell 85% of the equity of its subsidiary, Wuxi Jinbang Electric Vehicle Manufacturing Co., Ltd. (hereinafter referred to as “Wuxi Jinbang”), to Wang Jiaqian at a transfer equity price of RMB 9.18 million. On December 15, 2024, Beijing LOBO and Wang Jiaqian signed an equity transfer agreement. On December 30, 2024, the industrial information change of Wuxi Jinbang was completed, and the day after, the materials were handed over to the buyer. The control right of Wuxi Jinbang has been completely transferred to the buyer, and the disposal of Wuxi Jinbang has been completed.

On December 30, 2024, the board of directors of the Company decided to sell its wholly-owned subsidiary Beijing Luobei Intelligent Machine Co., LTD. On March 28, 2025, the board of directors’ meeting of the company decided to sell Beijing Lobo to Guo Yafang at the transfer equity consideration of RMB 27,000,000. On March 31, 2025, Jiangsu Lobo signed an equity transfer agreement with Guo Yafang. On April 21, 2025, the change of industrial and commercial information of Beijing Lobo has been completed, and the data handover was completed with the buyer on the same day. The control of Beijing Lobo has been completely transferred to the buyer.

The sales of the above subsidiaries do not constitute a non-continuing operation business that has a significant impact on the company’s entity operation, financial performance, or involves strategic shift. The sales do not conform to the definition of discontinued operations as stipulated in ASC 205-20-45-1A to 45-1C. Therefore, it is not necessary to disclose the relevant information about discontinued operations in the financial statements in accordance with ASC 205-20-50-5.

Details of the entities disposed were as follows:

	Guangzhou LOBO	Wuxi Jinbang	Beijing LOBO
Total assets	$221,376	$4,572,952	$10,283,923
Total liabilities	842,393	3,322,166	6,611,665
Total net assets	(621,017)	1,250,786	3,672,258
Total noncontrolling interest	-	(187,618)

Subtotal	(621,017)	1,063,168	3,672,258
Total consideration	2,501	1,275,762	3,722,803
Total gain on disposal of subsidiaries	$623,518	$212,594	$50,545

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Lobo EV Technologies Ltd. (“LOBO”) was incorporated as an exempted holding company under the laws of the British Virgin Islands on October 25, 2021. LOBO does not conduct any substantive operations on its own, but instead conducts its business operations through its wholly-owned subsidiary in the People’s Republic of China (the “PRC”) and the subsidiary of such entity. LOBO and its subsidiaries are hereinafter collectively referred to as “the Company”. LOBO is an innovative electric vehicles manufacturer and seller. LOBO designs, develops, manufactures and sells e-bicycles, e-mopeds, e-tricycles, and electric four-wheeled shuttles, through its indirectly wholly-owned subsidiaries, Jiangsu LOBO, Beijing LOBO, Guangzhou LOBO, Tianjin LOBO, Tianjin Bibosch and Wuxi Jinbang. .As described below, LOBO, through a series of transactions which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.

Reorganization

The Reorganization of the Company’s legal structure was completed on March 14, 2022. The Reorganization involved (i) the incorporation of LOBO in the British Virgin Islands as a holding company; (ii) the incorporation of LOBO Holdings Limited in Hong Kong (“LOBO HK”), as a wholly-owned subsidiary of LOBO; (iii) the share transfer of Jiangsu LOBO from Jiangsu LOBO’s shareholders to LOBO HK, resulting in Jiangsu LOBO becoming a wholly-owned subsidiary of LOBO HK in the PRC.

LOBO is a holding company and had not commenced operations until the Reorganization was complete.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of the PRC Shareholders). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

In March 2023, LOBO HK entered into a supplemental agreement with Jiangsu LOBO’s former shareholders, and agreed the consideration for the share transfer of Jiangsu LOBO to LOBO HK shall be $1,437,646 (RMB 10,000,000), the registered capital amount of Jiangsu LOBO since its incorporation in November 2021. The pro-rata amount to each shareholder of Jiangsu LOBO was documented in the initial share transfer agreement entered in March 2022, when LOBO HK and former Jiangsu LOBO shareholders’ decided the consideration to be zero at the time.

In March 2023, when LOBO HK and former Jiangsu LOBO Shareholders entered into the supplemental agreement, the nature of the share transfer transaction did not change, which is still an acquisition under common control. The supplemental agreement is part of the Reorganization process.

Jiangsu LOBO former shareholders include related parties who are also officers of LOBO under current structure, hence the acquisition was accounted for as common control acquisition in accordance with ASC 805-50-45-5. Under the guidance, the current capital structure has been retroactively presented in prior periods as if such structure existed at that time.

The reorganization has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, and therefore, the consideration amount of $1,437,646 is retrospectively adjusted as of the beginning of the first period presented in the accompanying consolidated financial statements (Retrospective Adjustment -1).

On March 1, 2023, the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares of 50,000 to 50,000,000, and decreased the par value of ordinary shares from $1 to $0.001. Then the shareholders surrendered a pro-rata number of ordinary shares of 44,300,000 to the Company for no consideration and thereafter cancelled. The surrendered shares have been retrospectively adjusted as of the beginning of the first period presented in the accompanying consolidated financial statements.

On September 15, 2023, the Company issued 700,000 shares on a pro-rata basis to the existing shareholders as stock dividend. The fair value of the stock dividend is determined to be $2,212,000 at $3.16 per ordinary share. As of October 15, 2023, the Company has 50,000,000 ordinary shares authorized, with 6,400,000 ordinary shares issued and outstanding. The stock dividend, all share and per share data as of December 31, 2022, and for the year ended December 31, 2022 are retroactively adjusted (Retrospective Adjustment -2).

LOBO is a holding company and had not commenced operations until the Reorganization was complete.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of the PRC Shareholders). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The consolidated financial statements reflect the activities of LOBO and each of the following entities:

			Percentage
	Date of	Place of	of effective
Name	Incorporation	incorporation	ownership	Principal Activities
Wholly owned subsidiaries
LOBO EV Technologies Ltd (LOBO BVI)	October, 2021	BVI	100%	Holding company
LOBO Holdings Ltd (LOBO HK)	November, 2021	HK	100%	Investment holding company
LOBO MATRIX INVEST LTD (LOBO MATRIX)	September, 2024	BVI	100%	Investment holding company
LOBO Scientific INC. (LOBO Scientific)	November, 2024	U.S.	100%	Investment holding company
Jiangsu LOBO Electric Vehicle Co. Ltd (Jiangsu LOBO)	November, 2021	PRC	100%	WFOE, a holding company
Beijing LOBO Intelligent Machine Co., Ltd (Beijing LOBO)*	August, 2014	PRC	100%	Domestic sales and outsourcing special models of e-bicycle and UVT
Tianjin LOBO Intelligent Robot Co., Ltd (Tianjin LOBO)	October, 2021	PRC	100%	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO Intelligent Technologies Co. Ltd (Guangzhou LOBO)*	May, 2019	PRC	100%	Software development for automotive electronics
Wuxi Jinbang Electric Vehicle Manufacture Co., Ltd (Wuxi Jinbang)*	October, 2002	PRC	85%	Production of electric bicycles and electric moped
Tianjin Bibosch Intelligent Technologies Co., Ltd (Tianjin Bibosch)	March, 2022	PRC	100%	Foreign sales of e-bicycle and UVT
Wuxi Zella Technology Trading Co., Ltd. (Wuxi Zella)	August, 2024	PRC	100%	Trade agency company

*	The Company has disposed or has plan to dispose the subsidiaries. See details below.

On November 28, 2024, the board directors’ meeting of the company resolved that Jiangsu LOBO Electric Vehicle Co., Ltd. (hereinafter referred to as “Jiangsu LOBO”), a wholly-owned subsidiary of the company, would sell Guangzhou LOBO Intelligent Technology Co., Ltd. (hereinafter referred to as “Guangzhou LOBO”), a wholly-owned subsidiary of Jiangsu LOBO, to Yang Chengliang at a transfer equity price of RMB 18,000. On December 2, 2024, Jiangsu LOBO and Yang Chengliang signed an equity transfer agreement. On December 11, 2024, the industrial and commercial information of Guangzhou LOBO was changed, and the day after that, the materials were handed over with the buyer, and the control right of Guangzhou LOBO had been completely transferred to the buyer, completing the disposal of Guangzhou LOBO.

On December 10, 2024, the board directors’ meeting of the company resolved that Beijing LOBO Intelligent Machine Co., Ltd. (hereinafter referred to as “Beijing LOBO”), a wholly-owned subsidiary of the company, would sell 85% of the equity of its subsidiary, Wuxi Jinbang Electric Vehicle Manufacturing Co., Ltd. (hereinafter referred to as “Wuxi Jinbang”), to Wang Jiaqian at a transfer equity price of RMB 9.18 million. On December 15, 2024, Beijing LOBO and Wang Jiaqian signed an equity transfer agreement. On December 30, 2024, the industrial information change of Wuxi Jinbang was completed, and the day after, the materials were handed over to the buyer. The control right of Wuxi Jinbang has been completely transferred to the buyer, and the disposal of Wuxi Jinbang has been completed.

The sale of Guangzhou LOBO and Wuxi Jinbang do not constitute a non-continuing operation business that has a significant impact on the company’s entity operation, financial performance, or involves strategic shift. The sales do not conform to the definition of discontinued operations as stipulated in ASC 205-20-45-1A to 45-1C. Therefore, it is not necessary to disclose the relevant information about discontinued operations in the financial statements in accordance with ASC 205-20-50-5.

Details of the entities disposed were as follows:

	Guangzhou LOBO	Wuxi Jinbang	Total
Total assets	$221,376	$4,572,952	$4,794,328
Total liabilities	842,393	3,322,166	4,164,559
Total net assets	(621,017)	1,250,786	629,769
Total noncontrolling interest	-	(187,618)	(187,618)

Subtotal	(621,017)	1,063,168	442,151
Total consideration	2,501	1,275,762	1,278,263
Total gain on disposal of subsidiaries	$623,518	$212,594	$836,112

Of the total consideration of $1,278,263, $90,471 was received in cash, and remaining $1,187,792 was paid by releasing the Company’s other payables liability.

On December 10, 2024, the board of directors’ meeting of the company decided to sell the Beijing LOBO Intelligent Machine Co., Ltd. ( “Beijing LOBO”), a wholly-owned subsidiary of the company, before April 30, 2025. The plan to sell Beijing LOBO does not fall under the category of non-continuing operations that have significant impact on the company’s entity’s operation, financial performance, or represent a strategic shift. It does not conform to the definition of discontinued operations as stipulated in ASC 205-20-45-1A to 45-1C or ASC 205-20-45-1E. Therefore, it is not necessary to disclose the relevant information regarding discontinued operations in the financial statements in accordance with ASC 205-20-50-5. Instead, the asset and liability of Beijing LOBO are classified as held for sale under 360-10-45-9 and disclosed in the notes to the financial statements in accordance with 360-10-50-3 to 30-3A.